Taxation - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Effective tax rate on profit before taxation	[1]	22.60%	25.10%	[2]	4.40%	[2]

[1]	Profit before taxation has been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.